Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of disaggregation of revenue from contracts with customers	The following tables contain the Partnership’s revenue for the years ended December 31, 2020 and 2019, by contract type and by segment:

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	156,804	—	—	—	—	—	156,804
CoAs	—	84,171	—	—	—	—	84,171
Time charters	—	96,607	25,566	—	—	—	122,173
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	485	—	—	45,851	(5,564)	40,772
Management fees and other	133,524	2,822	4,153	1,828	140	—	142,467
	290,328	184,085	29,719	1,828	45,991	(5,564)	546,387
Other revenues
FPSO contracts	192,474	—	—	—	—	—	192,474
CoAs	—	145,804	—	—	—	—	145,804
Time charters	—	149,477	71,052	—	—	—	220,529
Bareboat charters	—	21,679	13,096	—	—	—	34,775
Voyage charters	—	37,845	—	—	—	—	37,845
Management fees and other	—	4,296	—	—	—	—	4,296
	192,474	359,101	84,148	—	—	—	635,723
Total revenues	482,802	543,186	113,867	1,828	45,991	(5,564)	1,182,110
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2020.

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues from contracts with customers
FPSO contracts	192,573	—	—	—	—	—	192,573
CoAs	—	83,522	—	—	—	—	83,522
Time charters	—	110,951	47,106	—	—	—	158,057
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	5,542	—	—	74,726	7,972	88,240
Management fees and other	71,295	9,289	3,177	2,940	—	—	86,701
	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
FPSO contracts	213,728	—	—	—	—	—	213,728
CoAs	—	104,756	—	—	—	—	104,756
Time charters	—	182,143	74,656	—	—	—	256,799
Bareboat charters	—	34,611	15,178	—	—	—	49,789
Voyage charters	—	18,773	—	—	—	—	18,773
Management fees and other	—	—	—	—	—	—	—
	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938

Disclosure of maturity analysis of finance lease payments receivable	As at December 31, 2020, future scheduled payments under the finance leases to be received by the Partnership were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Finance leases	76.2	12.8	12.8	12.1	11.5	11.5	15.5

Disclosure of maturity analysis of operating lease payments
As at December 31, 2020, the undiscounted contractual maturities of the Partnership's lease liabilities were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Lease liabilities	38.9	15.4	14.2	2.7	2.5	2.0	2.1
As at December 31, 2020, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	2,673.3	673.6	441.1	321.8	243.5	232.7	760.6